Blue Owl Alternative Credit Fund
Consolidated Condensed Schedule of Investments
As of September 30, 2025
(Unaudited)

		Interest
Issuer/Borrower(1)(2)(11)(25)	Investment	Ref. Rate	Rate/ Spread	Maturity Date	Par/ Units(14)	Amortized Cost	Fair Value	% of Net Assets(15)
Non-controlled/non-affiliated investments
Asset Based Finance ("ABF")
Commercial - credit cards
New Wave Capital Limited(17)(23)	First lien senior secured GBP revolving loan	SA+	8.50%	12/2028	£17,565,720	$17,592,739	$17,653,549
New Wave Capital Limited(7)	First lien senior secured revolving loan	S+	6.00%	05/2029	3,691,124	3,663,051	3,654,212
						21,255,790	21,307,761
Commercial - other
U.S. Claims Litigation Funding, LLC(3)	Secured notes	N/A	10.25%	06/2030	32,000,000	29,802,533	30,000,000
						29,802,533	30,000,000	3.1%
Commercial - SME lending
Various(20)(27)	ABF asset	N/A		N/A	49,595,993	46,012,970	46,241,896
						46,012,970	46,241,896	4.8%
Consumer - auto loans
GLS Auto Receivables Issuer Trust 2025-1 Series Certificate(10)(16)	Asset-backed security	N/A		03/2032	10,620,990	10,552,268	11,143,357
GLS Auto Receivables Issuer Trust 2025-2 Series Certificate(10)(16)	Asset-backed security	N/A		06/2032	14,585,969	14,561,310	14,208,400
GLS Auto Receivables Issuer Trust 2025-3 Series Certificate(10)(16)	Asset-backed security	N/A		03/2030	24,504,248	24,504,248	24,547,508
GLS Auto Receivables Issuer Trust 2025-3 Class B Series Note(3)(16)	Asset-backed security	N/A	6.52%	08/2032	17,530,000	17,529,475	17,542,808
						67,147,301	67,442,073	7.0%
Consumer - credit cards
Continental Finance Company, LLC(7)	First lien senior secured loan	S+	8.00%	03/2029	50,000,000	49,774,106	49,500,000
Mission Lane Credit Card Master Trust(7)	First lien senior secured revolving loan	S+	6.50%	03/2030	21,885,965	21,832,486	21,776,535
						71,606,592	71,276,535	7.4%
Consumer - personal loans
CLP Issuer III, LLC(7)	First lien senior secured revolving loan	S+	6.50%	05/2028	69,393,750	68,923,728	68,699,813
LendingClub Structured Loan Certificate Issuer Trust, Series 2025-RP1 Series Certificate(10)(16)	Asset-backed security	N/A		03/2040	10,229,861	10,229,861	10,140,950
LendingClub Structured Loan Certificate Issuer Trust, Series 2025-RP1 Class B Series Note(3)(16)	Asset-backed security	N/A	6.73%	02/2032	6,215,000	6,238,984	6,398,243
LendingClub Structured Loan Certificate Issuer Trust, Series 2025-P11 Class B Series Note(3)(16)	Asset-backed security	N/A	6.78%	09/2040	14,218,000	14,240,646	14,239,237
LendingClub Structured Loan Certificate Issuer Trust, Series 2025-P11 Series Certificate(10)(16)	Asset-backed security	N/A		09/2040	35,925,337	35,925,337	35,931,942
LendingClub Structured Loan Certificate Issuer Trust, Series 2025-P14 Class B Series Note(3)(16)	Asset-backed security	N/A	6.50%	11/2040	8,546,000	8,560,283	8,559,771
LendingClub Structured Loan Certificate Issuer Trust, Series 2025-P14 Series Certificate(10)(16)	Asset-backed security	N/A		11/2040	22,520,335	22,520,335	22,513,472
Opportunity Funding SPE V, LLC(7)	First lien senior secured revolving loan	S+	7.30%	02/2029	48,677,632	48,379,035	48,312,549
SoFi Consumer Loan Program 2025-2 Trust Class D Note(3)(16)	Asset-backed security	N/A	5.62%	06/2034	1,389,000	1,391,992	1,389,548
SoFi Consumer Loan Program 2025-3 Trust Class D Note(3)(16)	Asset-backed security	N/A	5.35%	08/2034	930,000	929,862	931,381
Various(3)(21)(27)	ABF asset	N/A	4.31% - 26.27%	01/2027 - 03/2027	97,285,829	99,087,692	99,134,871
						316,427,755	316,251,777	32.7%

Blue Owl Alternative Credit Fund
Consolidated Condensed Schedule of Investments - Continued
As of September 30, 2025
(Unaudited)

		Interest
Issuer/Borrower(1)(2)(11)(25)	Investment	Ref. Rate	Rate/ Spread	Maturity Date	Par/ Units(14)	Amortized Cost	Fair Value	% of Net Assets(15)
Equipment leasing
Heartland Dental, LLC(3)	Promissory note	N/A	11.33%	04/2029	3,215,683	3,231,698	3,250,865
Heartland Dental, LLC(3)	Promissory note	N/A	11.31%	06/2029	1,288,392	1,297,890	1,303,732
Heartland Dental, LLC(3)	Promissory note	N/A	9.25%	08/2029	4,514,173	4,514,173	4,532,723
Heartland Dental, LLC(3)	Promissory note	N/A	9.25%	10/2029	1,177,631	1,177,631	1,177,631
Pharmalogic Los Angeles, LLC(3)	Financing lease	N/A	10.20%	10/2032	4,095,148	4,095,148	4,095,148
Pharmalogic New York City, LLC(3)	Financing lease	N/A	10.18%	10/2030	399,689	399,689	399,689
						14,716,229	14,759,788	1.5%
Residential
Various(19)(22)(27)	ABF asset	N/A		N/A(28)	81,285,863	96,241,399	98,237,275
						96,241,399	98,237,275	10.1%
Total non-controlled/non-affiliated asset based finance unfunded commitments (4)(12)(Note 4)						$(293,366)	$(437,300)	0.0%
Total non-controlled/non-affiliated asset based finance investments						$662,917,203	$665,079,805	68.8%
Total non-controlled/non-affiliated investments						$662,917,203	$665,079,805	68.8%

Non-controlled/affiliated investments
Asset Based Finance ("ABF")
Consumer - personal loans
ACM Uprise Direct 2024 LLC(5)(6)(13)(16)(27)	ABF equity	N/A		N/A	30,484,658	$30,484,658	$30,284,831
						30,484,658	30,284,831	3.1%
Total non-controlled/affiliated asset based finance unfunded commitments (4)(Note 4)						—	—	0.0%
Total non-controlled/affiliated asset based finance investments						$30,484,658	$30,284,831	3.1%

Fund Solution Investments
Secondary LP interests
AgAmerica Lending LLC(13)(16)	Investment partnership	N/A		N/A	41,918,802	$42,276,532	$44,832,368
						42,276,532	44,832,368	4.6%
Total non-controlled/affiliated fund solutions investments						$42,276,532	$44,832,368	4.6%
Total non-controlled/affiliated investments						$72,761,190	$75,117,199	7.7%

Controlled/affiliated investments
Asset Based Finance ("ABF")
Aircraft leasing
Blue Crest Aviation Partners 2025-1 LLC(6)(13)(16)	ABF equity	N/A		N/A	27,459,888	$27,459,888	$27,520,053
Contrail JV II LLC Sunrise Portfolio Offshore LLC(6)(13)(16)	ABF equity	N/A		N/A	18,022,642	18,434,273	18,977,491
Contrail JV II LLC Sunrise Portfolio Onshore LLC(6)(13)(16)(18)	ABF equity	N/A		N/A	8,192,752	8,617,256	8,582,079
						54,511,417	55,079,623	5.7%
Commercial - SME lending
BOAC Crevasse I LLC(5)(6)(13)(16)(27)	ABF equity	N/A		N/A	48,641,460	48,641,460	47,739,015
						48,641,460	47,739,015	4.9%
Consumer - personal loans
BOAC AIF A4 Interval Pagani Depositor LLC(5)(6)(13)(16)(27)	ABF equity	N/A		N/A	64,822,049	64,822,049	59,988,204
						64,822,049	59,988,204	6.2%
Total controlled/affiliated asset based finance investments						$167,974,926	$162,806,842	16.8%

Other
Pharmaceuticals
LSI Financing LLC(5)(6)(13)(16)	Common equity	N/A		N/A	31,433,128	$31,433,128	$32,197,456
						31,433,128	32,197,456	3.3%
Total controlled/affiliated other investments						$31,433,128	$32,197,456	3.3%
Total controlled/affiliated investments						$199,408,054	$195,004,298	20.1%

Blue Owl Alternative Credit Fund
Consolidated Condensed Schedule of Investments - Continued
As of September 30, 2025
(Unaudited)

		Interest
Issuer/Borrower(1)(2)(11)(25)	Investment	Ref. Rate	Rate/ Spread	Maturity Date	Par/ Units(14)	Amortized Cost	Fair Value	% of Net Assets(15)
Short term investments
State Street Institutional Liquid Reserves Government Money Market Fund(8)(9)	Short term investments	N/A	4.00%	N/A	8,132,581	$8,132,581	$8,132,581
						8,132,581	8,132,581	0.8%
Total short term investments						$8,132,581	$8,132,581	0.8%
Total investments						$943,219,028	$943,333,883	97.4%
Net Assets							$968,274,606	100.0%

(1)
Unless otherwise indicated, all investments are considered Level 3 investments. The value of each investment was determined using unobservable inputs as required by
Article 12-12, footnote 9 of Regulation S-X.

(2)
Unless otherwise indicated, loan contains a variable rate structure, and may be subject to an interest rate floor. Variable rate loans bear interest at a rate that may be determined by reference to either the Secured Overnight Financing Rate (“SOFR” or “S”) (which can include one-, three-, six- or twelve-month SOFR), Euro Interbank
Offered Rate (“EURIBOR” or “E”), Canadian Overnight Repo Rate Average (“CORRA” or “C”) (which can include one- or three-month CORRA), Australian Bank Bill
Swap Bid Rate (“BBSY” or “B”) (which can include one-, three-, or six-month BBSY), Sterling (SP) Overnight Interbank Average Rate (“SONIA” or “SA”) or an
alternate base rate (which can include the Federal Funds Effective Rate or the Prime Rate (“Prime” or “P”), at the borrower’s option, and which reset periodically based on the terms of the loan agreement).

(3)	Investment does not contain a variable rate structure.
(4)	Position or portion thereof is a partially unfunded debt, ABF asset, or equity commitment. See Note 4 “Commitments and Contingencies”.

					Unfunded
Issuer/Borrower	Sub Asset Class	Commitment Type	Maturity Date(24)	Funded Commitment	Commitment	Fair Value
Non-controlled/non-affiliated - revolving debt unfunded commitments
CLP Issuer III, LLC	Consumer - personal loans	First lien senior secured revolving loan	5/2028	$69,393,750	$5,606,250	$(49,800)
Mission Lane Credit Card Master Trust	Consumer - credit cards	First lien senior secured revolving loan	3/2030	21,885,965	13,828,321	(48,400)
New Wave Capital Limited	Commercial - credit cards	First lien senior secured GBP revolving loan	12/2028	17,565,720	12,495,838	—
New Wave Capital Limited	Commercial - credit cards	First lien senior secured revolving loan	5/2029	3,691,124	3,566,076	(32,100)
Opportunity Funding SPE V, LLC	Consumer - personal loans	First lien senior secured revolving loan	2/2029	48,677,632	38,822,368	(307,000)
Total non-controlled/non-affiliated - revolving debt				161,214,191	74,318,853	(437,300)
Non-controlled/non-affiliated - ABF asset unfunded commitments(26)
Various	Commercial - SME lending	ABF asset	N/A	51,126,225	272,873,775	—
Various	Residential	ABF asset	N/A	7,814,652	72,185,348	—
Total non-controlled/non-affiliated - ABF asset				58,940,877	345,059,123	—
Non-controlled/affiliated - ABF equity unfunded commitments
ACM Uprise Direct 2024 LLC	Consumer - personal loans	ABF equity	N/A	30,484,658	2,928,623	—
Total non controlled/affiliated - ABF equity				30,484,658	2,928,623	—
Total				$250,639,726	$422,306,599	$(437,300)

Blue Owl Alternative Credit Fund
Consolidated Condensed Schedule of Investments - Continued
As of September 30, 2025
(Unaudited)

(5)	Investment measured at net asset value (“NAV”).
(6)	Underlying investments generate net investment income, which is distributed periodically.
(7)	The interest rate on these investments is subject to 1 month SOFR, which as of September 30, 2025 was 4.28%.
(8)	Short term investments (Level 1 investment) represent an investment in a fund that invests in highly liquid investments with average original maturity dates of three months or less.
(9)	7-day effective yield as of September 30, 2025.
(10)
Considered equity positions in the vehicles held which are not rated. These positions are entitled to recurring distributions, which are generally equal to the remaining cash flow of the payments made by the underlying vehicle's securities, less contractual payments and expenses. An estimated yield is accrued based upon a current projection of the amount and timing of these recurring distributions and the estimated amount of repayment of principal upon termination. Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.

(11)
Unless otherwise indicated, all investments are non-controlled, non-affiliated investments. Non-controlled, non-affiliated investments are defined as investments in which
Blue Owl Alternative Credit Fund (the "Fund") owns less than 5% of the company’s outstanding voting securities and does not have the power to exercise control over the management or policies of such company.

(12)	The negative cost and fair value results from unamortized fees, which are capitalized to the investment cost of unfunded commitments.
(13)
The Fund is deemed to be an “affiliated person” (as defined in the Investment Company Act of 1940, as amended (the "1940 Act") of this company as the Fund either has common control with affiliates, has the power to exercise control over the management or policies of such company ("controlled affiliates") or the Fund owns more than
5% but less than 25% of the company’s voting securities (“non-controlled affiliates”). Transactions related to investments in non-controlled affiliates and controlled affiliates for the period ended September 30, 2025 were as follows:

Issuer/Borrower	Fair Value as of March 7, 2025 (Commencement of Operations)	Gross Additions(a)	Gross Reductions(b)	Net Change in Unrealized Gain/(Loss)	Realized Gain/ (Loss)	Fair Value as of September 30, 2025	Dividend Income
Non-Controlled Affiliates
ACM Uprise Direct 2024 LLC	$—	$35,443,937	$(4,959,279)	$(199,827)	$—	$30,284,831	$1,268,750
AgAmerica Lending LLC	—	42,276,532	—	2,555,836	—	44,832,368	1,249,247
Total	$—	$77,720,469	$(4,959,279)	$2,356,009	$—	$75,117,199	$2,517,997

Controlled Affiliates
Blue Crest Aviation Partners 2025-1 LLC	$—	$27,459,888	$—	$60,165	$—	$27,520,053	$—
BOAC AIF A4 Interval Pagani Depositor LLC	—	64,874,555	(52,506)	(4,833,845)	—	59,988,204	6,965,768
BOAC Crevasse I LLC	—	51,089,489	(2,448,029)	(902,445)	—	47,739,015	1,756,607
Contrail JV II LLC Sunrise Portfolio Offshore LLC	—	18,434,273	—	543,218	—	18,977,491	—
Contrail JV II LLC Sunrise Portfolio Onshore LLC	—	8,872,946	(255,690)	(35,177)	—	8,582,079	—
LSI Financing LLC	—	41,784,129	(10,351,001)	764,328	—	32,197,456	492,916
Total	$—	$212,515,280	$(13,107,226)	$(4,403,756)	$—	$195,004,298	$9,215,291

(a)
Gross additions may include increases in the cost basis of investments resulting from new investments, additional contributions, amounts related to payment-in-kind
(“PIK”) interest capitalized and added to the principal balance of the respective loans, the accretion of discounts, the exchange of one or more existing investments for one or more new investments and the movement at fair value of an existing company into this non-controlled affiliated category from a different category.

(b)
Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments and sales, return of capital, the amortization of premiums and the exchange of one or more existing securities for one or more new securities.

(14)	Par/Units is denominated in USD (“$”) unless otherwise noted as denominated in British Pound (“£”).
(15)	Totals presented may differ than actuals due to rounding.
(16)
Security acquired in transaction exempt from registration under the Securities Act of 1933, as amended (the "Securities Act"), and may be deemed to be “restricted security” under the Securities Act. As of September 30, 2025, the aggregate fair value of these securities is $437,668,114, or 45.2% of the Fund’s net assets. The acquisition dates of the restricted securities are as follows:

Blue Owl Alternative Credit Fund
Consolidated Condensed Schedule of Investments - Continued
As of September 30, 2025
(Unaudited)

Issuer/Borrower	Investment	Acquisition Date
ACM Uprise Direct 2024 LLC	ABF equity	05/2025
AgAmerica Lending LLC	Investment partnership	07/2025
Blue Crest Aviation Partners 2025-1 LLC	ABF equity	09/2025
BOAC AIF A4 Interval Pagani Depositor LLC	ABF equity	05/2025
BOAC Crevasse I LLC	ABF equity	06/2025
Contrail JV II LLC Sunrise Portfolio Offshore LLC	ABF equity	07/2025
Contrail JV II LLC Sunrise Portfolio Onshore LLC	ABF equity	07/2025
GLS Auto Receivables Issuer Trust 2025-1 Series Certificate	Asset-backed security	05/2025
GLS Auto Receivables Issuer Trust 2025-2 Series Certificate	Asset-backed security	05/2025
GLS Auto Receivables Issuer Trust 2025-3 Series Certificate	Asset-backed security	08/2025
GLS Auto Receivables Issuer Trust 2025-3 Class B Series Note	Asset-backed security	08/2025
LendingClub Structured Loan Certificate Issuer Trust, Series 2025-RP1 Series Certificate	Asset-backed security	05/2025
LendingClub Structured Loan Certificate Issuer Trust, Series 2025-RP1 Class B Series Note	Asset-backed security	05/2025
LendingClub Structured Loan Certificate Issuer Trust, Series 2025-P11 Class B Series Note	Asset-backed security	08/2025
LendingClub Structured Loan Certificate Issuer Trust, Series 2025-P11 Series Certificate	Asset-backed security	08/2025
LendingClub Structured Loan Certificate Issuer Trust, Series 2025-P14 Class B Series Note	Asset-backed security	09/2025
LendingClub Structured Loan Certificate Issuer Trust, Series 2025-P14 Series Certificate	Asset-backed security	09/2025
LSI Financing LLC	Common equity	07/2025
SoFi Consumer Loan Program 2025-2 Trust Class D Note	Asset-backed security	06/2025
SoFi Consumer Loan Program 2025-3 Trust Class D Note	Asset-backed security	08/2025

(17)	The interest rate on these investments is subject to 1 month SONIA, which as of September 30, 2025 was 3.97%.
(18)	The Fund invests in this company through blocker entity OWLCX Sunrise Onshore 7x LLC.
(19)	The Fund holds various individual home equity investments through OWLCX REIT LLC.
(20)
The Fund owns various individual SME loans through consolidated Special Purpose Vehicles ("SPVs") which were purchased through forward flow arrangements (see additional information in Note 2: "Significant Accounting Policies"). Information on the entire pool of assets can be found on Exhibit 1.

(21)
The Fund owns various individual consumer personal loans through consolidated SPVs which were purchased through forward flow arrangements (see additional information in Note 2: "Significant Accounting Policies"). Information on the entire pool of assets can be found on Exhibit 2.

(22)
The Fund owns various individual home equity investments through consolidated SPVs which were purchased through forward flow arrangements (see additional information in Note 2: "Significant Accounting Policies"). Information on the entire pool of assets can be found on Exhibit 3.

(23)	Domiciled in the United Kingdom.
(24)	The date disclosed represents the commitment period of the unfunded loan. Upon expiration of the commitment period, the funded portion of the loan may be subject to a longer maturity date.
(25)	Unless otherwise indicated, all investments are domiciled in the United States.
(26)
The Fund has entered into forward flow arrangements that require the purchase of certain ABF assets. These unfunded commitments are subject to specified maximum monthly purchase amounts and are not structured as funding-on-demand obligations of the Platform.

(27)	Investment is subject to a forward flow arrangement. See Note 2 "Significant Accounting Policies".
(28)	Home equity investments will be realized upon the sale or refinancing of the underlying homes, portfolio sales, or through securitization.

Blue Owl Alternative Credit Fund
Notes to Consolidated Condensed Schedule of Investments
(Unaudited)
Note 1. Organization
Blue Owl Alternative Credit Fund (the “Fund”) is a Delaware statutory trust formed on January 14, 2025. The Fund commenced operations on March 7, 2025. The Fund is registered as a non-diversified, closed-end management investment company under the
Investment Company Act of 1940, as amended (the “1940 Act”). Blue Owl Alternative Credit Advisors II LLC, a Delaware limited liability company (the “Adviser”), serves as the Fund’s investment adviser and is responsible for the day-to-day management of the
Fund. The Adviser is registered as an investment adviser with the Securities and Exchange Commission (“SEC”) under the Investment
Advisers Act of 1940, as amended. The Adviser is an indirect subsidiary of Blue Owl Capital Inc. (NYSE: OWL) (together with its affiliates, “Blue Owl”).
The Fund’s investment objective is to generate current income and, to a lesser extent, long-term capital appreciation. The Fund intends primarily to employ a flexible mandate and dynamically allocate assets across a wide range of alternative credit assets and strategies, including asset-based finance investments. To a lesser extent, the Fund will invest in other credit investments, with a focus on private investments.
The Fund is an “interval fund” pursuant to which it, subject to applicable law, will conduct quarterly repurchase offers for between 5% and 25% of the Fund’s outstanding shares of beneficial interest (“Shares”) at net asset value (“NAV”). In connection with any given repurchase offer, it is likely that the Fund will offer to repurchase only the minimum amount of 5% of its outstanding
Shares. It is possible that a repurchase offer will be oversubscribed, with the result that shareholders of the Fund (“Shareholders”) may only be able to have a portion of their Shares repurchased. The Fund does not currently intend to list its Shares for trading on any national securities exchange. The Shares are, therefore, not readily marketable. Even though the Fund will make quarterly repurchase offers to repurchase a portion of the Shares to seek to provide liquidity to Shareholders, the Shares should be considered illiquid.
The Fund intends to elect to be treated for federal income tax purposes, and intends to qualify annually, as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). Because the Fund intends to elect to be regulated as a RIC under the Code, the Fund’s portfolio is subject to diversification and other requirements.
The Fund received an exemptive order that permits it to offer multiple classes of shares of beneficial interest and to impose varying sales loads, asset-based servicing and/or distribution fees and early withdrawal fees. The Fund offers three separate classes of
Shares designated as Class S Shares, Class U Shares and Class I Shares, and the Fund may offer additional classes of Shares in the future.
Note 2. Significant Accounting Policies
Basis of Presentation
The accompanying consolidated condensed schedule of investments are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is an investment company and, therefore, applies the specialized accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946, Financial Services –
Investment Companies. In the opinion of management, all adjustments considered necessary for the fair presentation of the consolidated condensed schedule of investments have been included.
Consolidation
As provided under Regulation S-X and ASC Topic 946 - Financial Services - Investment Companies, the Fund will generally not consolidate its investment in a company other than a wholly-owned investment company or controlled operating company whose business consists of providing services to the Fund. Accordingly, the Fund consolidated the accounts of the Fund’s wholly-owned subsidiaries listed below in its consolidated condensed schedule of investments (each, a “Subsidiary”). All significant intercompany balances and transactions have been eliminated in consolidation.
The Fund has consolidated the following Subsidiaries as of September 30, 2025:

Subsidiary	Date of Formation	Net Assets of Subsidiary	Percentage of Fund's Total Net Assets
BOAC SF 2025U, LLC	2/7/2025	$—	—%
BOAC SQ 2025L IF Purchaser LLC	6/26/2025	$53,261,904	5.5%
OWLCX REIT LLC	6/27/2025	$98,318,047	10.2%
OWLCX Sunrise Onshore 7X LLC	6/27/2025	$8,582,079	0.9%
OWLCX SF 2025L Purchaser Trust	8/4/2025	$53,380,070	5.5%

Blue Owl Alternative Credit Fund
Notes to Consolidated Condensed Schedule of Investments - Continued
(Unaudited)
Use of Estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements. Actual amounts could differ from those estimates and such differences could be material.
Cash and Cash Equivalents
Cash and cash equivalents consists of deposits held at a custodian bank and highly liquid investments with maturities of three or fewer months at the time of acquisition. Cash and cash equivalents are carried at cost, which approximates fair value. The Fund deposits its cash with highly-rated banking corporations and, at times, may exceed the insured limits under applicable law.
Investments at Fair Value
Investment transactions are recorded on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Realized gains or losses are measured by the difference between the net proceeds received and the amortized cost basis of the investment using the specific identification method without regard to unrealized gains or losses previously recognized, and include investments charged off during the period, net of recoveries. The net change in unrealized gains or losses primarily reflects the change in investment values, including the reversal of previously recorded unrealized gains or losses with respect to investments realized during the period.
Investments for which market quotations are readily available are typically valued at the average bid price of those market quotations. To validate market quotations, the Fund utilizes a number of factors to determine if the quotations are representative of fair value, including the source and number of the quotations. Debt and equity securities that are not publicly traded or whose market prices are not readily available, as is expected to be the case for substantially all of the Fund’s investments, are valued at fair value as determined in good faith by the Adviser, who is, as the valuation designee, responsible for such determination.
The Adviser may consider, as one input among others, certain procedures performed by one or more independent third-party valuation firm(s) engaged at the direction of the Adviser. Pursuant to the terms of the applicable engagement agreement(s) and the valuation policy, the services of any such independent valuation firm(s) will consist of certain limited procedures that the Adviser requests the independent valuation firm(s) to perform, which will be based on data and assumptions provided by the Adviser and third-
party sources that the independent valuation firm(s) will not independently verify. The results of such procedures will be prepared solely for the Adviser and may not be relied upon by any other person.
As part of the valuation process, the Adviser, as the valuation designee, takes into account relevant factors in determining the fair value of the Fund’s investments, including: the estimated enterprise value of a portfolio investment (i.e., the total fair value of the portfolio investment’s debt and equity), the nature and realizable value of any collateral, the portfolio investment’s ability to make payments based on its earnings and cash flow, the markets in which the portfolio investment does business, a comparison of the portfolio investment’s securities to any similar publicly traded securities, and overall changes in the interest rate environment and the credit markets that may affect the price at which similar investments may be made in the future. In accordance with Rule 2a-5 under the 1940 Act, the Adviser, as the valuation designee, conducts periodic due diligence in connection with considering whether certain external events or conditions corroborate valuation of investments.
The value of the Fund’s assets will be based on information reasonably available at the time the valuation is made and that the
Adviser believes to be reliable. The Adviser generally will value the Fund’s  investments in accordance with Financial Accounting
Standards Board (“FASB”) Accounting Standards Codification 820, Fair Value Measurements (“ASC 820”), as amended, which establishes a framework for measuring fair value in accordance with U.S. GAAP and required disclosures of fair value measurements.
ASC 820 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date.  Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC
820, the Fund considers its principal market to be the market that has the greatest volume and level of activity. ASC 820 specifies a

Blue Owl Alternative Credit Fund
Notes to Consolidated Condensed Schedule of Investments - Continued
(Unaudited)
fair value hierarchy that prioritizes and ranks the level of observability of inputs used in determination of fair value. In accordance with ASC 820, these levels are summarized below:
•Level 1 – Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
•Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The Fund applies the practical expedient provided by ASC Topic 820 relating to investments in entities such as Special Purpose
Vehicles (“SPVs”) and private investment companies that calculate net asset value (“NAV”) per share (or its equivalent). ASC Topic
820 permits an entity holding investments in certain entities that either are investment companies, or have attributes similar to an investment company, and calculate NAV per share or its equivalent for which the fair value is not readily determinable, to measure the fair value of such investments on the basis of that NAV per share, or its equivalent, without adjustment. Investments valued using
NAV per share as a practical expedient are not categorized within the fair value hierarchy as per ASC Topic 820.
If the practical expedient NAV is not as of the reporting entity’s measurement date, the NAV should be adjusted to reflect any significant event that may change the valuation.
Transfers between levels, if any, are recognized at the beginning of the period in which the transfer occurs. Consistent with its valuation policy, the Adviser, as the valuation designee, evaluates the source of the inputs, including any markets in which its investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. When an investment is valued based on prices provided by reputable dealers or pricing services (such as broker quotes), the Adviser, as the valuation designee, subjects those prices to various criteria in making the determination as to whether a particular investment would qualify for treatment as a Level 2 or Level 3 investment. For example, the Adviser, as the valuation designee, or the independent valuation firm(s), reviews pricing support provided by dealers or pricing services in order to determine if observable market information is being used, versus unobservable inputs.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of such investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that may ultimately be realized. Further, such investments are generally less liquid than publicly traded securities and may be subject to contractual and other restrictions on resale. If the Fund were required to liquidate a portfolio investment in a forced or liquidation sale, it could realize amounts that are different from the amounts presented and such differences could be material.
In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected herein.
Interest and Dividend Income Recognition
Interest income is recorded on the accrual basis and includes accretion and amortization of discounts or premiums. Discounts and premiums to par value on securities purchased are amortized into interest income over the contractual life of the respective security using the straight-line method, provided that the results are not materially different from those obtained using the effective yield method. The amortized cost of investments reflects the original purchase price adjusted for any accretion or amortization of discounts or premiums. In the event of a loan or debt security prepayment, any prepayment premiums, unamortized upfront loan origination fees, and unamortized discounts are recorded as interest income in the period in which the prepayment occurs.
Loans are generally placed on non-accrual status when there is reasonable doubt that principal or interest will be collected in full.
Accrued interest is generally reversed when a loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to principal depending upon management’s judgment regarding collectability. Non-accrual loans are restored to accrual status when past due principal and interest is paid current and, in management’s judgment, are likely to remain current. Management may make exceptions to this treatment and determine to not place a loan on non-accrual status if the loan has sufficient collateral value and is in the process of collection.
Dividend income on equity securities is recorded on the record date for private portfolio investments or on the ex-dividend date for publicly-traded portfolio investments, if any. Distributions received from SPVs, ABF equity investments, private investment companies, or secondary limited partnership investments are evaluated to determine if the distribution should be recorded as dividend income or a return of capital.

Blue Owl Alternative Credit Fund
Notes to Consolidated Condensed Schedule of Investments - Continued
(Unaudited)
Residual tranches of asset-backed securities (“ABS”) recognize interest income by using the effective interest methodology based on an effective yield to maturity utilizing projected cash flow, in accordance with ASC Topic 325-40, Beneficial Interest in
Securitized Financial Assets.
The Fund acquires various assets, including consumer loan receivables, small and medium-sized enterprises (“SMEs”)
receivables, and Home Equity Investments (“HEIs”) from multiple alternative lending platforms (“Platforms”) at specifically negotiated prices and terms through forward flow arrangements. Platforms that the Fund acquires loans, receivables, and other assets from include SoFi, Pagaya, Square, Everest, Upstart, Point Digital and Splitero.
The Fund invests in HEIs, which are contractual agreements that provide homeowners with upfront cash in exchange for a percentage of the future appreciation in the value of their homes. HEIs do not have a fixed maturity date or a stated coupon rate. HEIs will be realized upon the sale or refinancing of the underlying homes, portfolio sales, or through securitization.The Fund classifies
HEIs as other financial assets under ASC Topic 946 and measures them at fair value through earnings.
The Fund provides working capital advances to SMEs through the purchase of a specified amount of the business’s future receivables. Interest income from purchased future receivables is recognized when collections are received under each contract. The allocation of each amount received is determined by apportioning the collections based on the factor (discount) rate specified in the business’s contract. The Fund believes this methodology best reflects the effective interest method for these investments.
The Fund invests in arrangements where, as lessor, it provides financing to a lessee through the lease of an asset. Under a financing lease, substantially all risks and rewards of ownership are transferred to the lessee, and the Fund recognizes income over the lease term using the effective interest method.
Other Income
From time to time, the Fund may receive fees for services provided to portfolio investments. These fees are generally only available to the Fund as a result of closing investments, are generally paid at the closing of the investments, are generally non-
recurring and are recognized as revenue when earned upon closing of the investment. The services that the Fund provides vary by investment, but can include closing, work, diligence or other similar fees and fees for providing managerial assistance to the Fund’s portfolio investments.
Organizational Expenses
Costs associated with the organization of the Fund are expensed as incurred. These expenses consist primarily of legal fees and other costs of organizing the Fund.
Offering Expenses
Costs associated with the offering of the Shares are capitalized as deferred offering expenses and are included in prepaid expenses and other assets in the Consolidated Statement of Assets and Liabilities and are amortized over a twelve-month period from incurrence. These expenses consist primarily of legal fees and other costs incurred in connection with the offering of the Shares, the preparation of the Fund’s registration statement, and registration fees.
Income Taxes
The Fund intends to elect to be treated as a RIC under the Internal Revenue Code of 1986, as amended, for the taxable year ending December 31, 2025 and intends to qualify as a RIC annually. So long as the Fund maintains its tax treatment as a RIC, it generally will not pay corporate-level U.S. federal income taxes at corporate rates on any ordinary income or capital gains that it distributes at least annually to its stockholders as dividends. Instead, any tax liability related to income earned and distributed by the
Fund represents obligations of the Fund`s investors and will not be reflected in the consolidated financial statements of the Fund.
To qualify as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements. In addition, to qualify for RIC tax treatment, the Fund must distribute to its Shareholders, for each taxable year, at least 90% of its
“investment company taxable income” for that year, which is generally its ordinary income plus the excess of its realized net short-
term capital gains over its realized net long-term capital losses. In order for the Fund not to be subject to U.S. federal excise taxes, it must distribute annually an amount at least equal to the sum of (i) 98% of its net ordinary income (taking into account certain deferrals and elections) for the calendar year, (ii) 98.2% of its capital gains in excess of capital losses for the one-year period ending on October
31 of the calendar year and (iii) any net ordinary income and capital gains in excess of capital losses for preceding years that were not distributed during such years. The Fund, at its discretion, may carry forward taxable income in excess of calendar year dividends and pay a 4% nondeductible U.S. federal excise tax on this income.
The Fund evaluates tax positions taken or expected to be taken in the course of preparing its consolidated financial statements to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not

Blue Owl Alternative Credit Fund
Notes to Consolidated Condensed Schedule of Investments - Continued
(Unaudited)
deemed to meet the “more-likely-than-not” threshold are reserved and recorded as a tax benefit or expense in the current year. All penalties and interest associated with income taxes are included in income tax expense. Conclusions regarding tax positions are subject to review and may be adjusted at a later date based on factors including, but not limited to, on-going analyses of tax laws, regulations and interpretations thereof.
Note 3. Fair Value of Investments
The following table presents the fair value hierarchy of  the Fund’s investments as of September 30, 2025:

	Fair Value Hierarchy as of September 30, 2025
	Level 1	Level 2	Level 3	Total
Investments:
ABF asset	$—	$—	$243,614,042	$243,614,042
ABF equity	—	—	55,079,623	55,079,623
Asset-backed security	—	—	167,546,617	167,546,617
Financing lease	—	—	4,494,837	4,494,837
First-lien senior secured debt investments	—	—	209,159,358	209,159,358
Investment partnerships	—	—	44,832,368	44,832,368
Promissory notes	—	—	10,264,951	10,264,951
Secured notes	—	—	30,000,000	30,000,000
Short term investments	8,132,581	—	—	8,132,581
Subtotal	8,132,581	—	764,991,796	773,124,377
Investments measured at NAV(1)	—	—	—	170,209,506
Total investments at fair value	$8,132,581	$—	$764,991,796	$943,333,883

(1)Includes various equity investments categorized as ABF equity or common equity, which is measured at fair value using the NAV per share (or its equivalent) practical expedient and has not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Condensed Schedule of Investments.
The following table present changes in the fair value of investments for which Level 3 inputs were used to determine the fair value as of September 30, 2025:

	As of and for the period ended September 30, 2025
	ABF asset	ABF equity	Asset- backed security	Financing Lease	First-lien senior secured debt investments	Investment partnerships	Promissory notes	Secured notes	Total
Fair value, beginning of period	$—	$—	$—	$—	$—	$—	$—	$—	$—
Purchases of investments, net	250,049,049	54,767,107	170,557,659	4,494,837	209,741,717	42,276,532	10,491,457	29,725,795	772,104,153
Proceeds from investments, net	(8,611,612)	(255,690)	(3,371,836)	—	—	—	(267,920)	—	(12,507,058)
Net change in unrealized gain (loss)	2,271,980	568,206	362,016	—	(629,691)	2,555,836	43,560	197,467	5,369,374
Net realized gains (losses)	(57,310)	—	—	—	—	—	(961)	—	(58,271)
Net amortization/accretion of premium/discount on investments	(38,065)	—	(1,222)	—	47,332	—	(1,185)	76,738	83,598
Transfers between investment types	—	—	—	—	—	—	—	—	—
Transfers into (out of) Level 3(1)	—	—	—	—	—	—	—	—	—
Fair value, end of period	$243,614,042	$55,079,623	$167,546,617	$4,494,837	$209,159,358	$44,832,368	$10,264,951	$30,000,000	$764,991,796
Net change in unrealized gain (loss) for the period ended September 30, 2025 on investments held at September 30, 2025	$2,271,980	$568,206	$362,016	$—	$(629,691)	$2,555,836	$43,560	$197,467	$5,369,374

Blue Owl Alternative Credit Fund
Notes to Consolidated Condensed Schedule of Investments - Continued
(Unaudited)
(1)Transfers between levels, if any, are recognized at the beginning of the period in which the transfers occur.
The following tables present quantitative information about the significant unobservable inputs of the Fund’s Level 3 investments as of September 30, 2025. The tables are not intended to be all-inclusive, but instead capture the significant unobservable inputs relevant to the Fund’s determination of fair value.

	As of September 30, 2025
	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average) (1)	Impact to Valuation from an Increase in Input
ABF asset	$243,614,042	Discounted Cash Flow	Loss-Adjusted Discounted Rate	8.7% - 14.4% (11.0%)	Decrease
			Constant Default Rate	0.2% - 3.9% (1.9%)	Decrease
			Constant Prepayment Rate	0.0% - 22.8% (14.6%)	Decrease
ABF equity	$55,079,623	Discounted Cash Flow	Loss-Adjusted Discounted Rate	13.8% - 21.5% (16.3%)	Decrease
Asset-backed security	$167,546,617	Discounted Cash Flow	Loss-Adjusted Discounted Rate	5.8% - 21.5% (15.4%)	Decrease
			Constant Default Rate	6.5% - 11.6% (5.3%)	Decrease
			Constant Prepayment Rate	8.8% - 22.0% (6.1%)	Decrease
Financing lease	$4,494,837	Discounted Cash Flow	Loss-Adjusted Discounted Rate	10.8% - 10.8% (10.8%)	Decrease
First-lien senior secured debt investments	$209,159,358	Discounted Cash Flow	Loss-Adjusted Discounted Rate	10.3% - 12.9% (11.6%)	Decrease
Investment partnerships	$44,832,368	Market Approach	Market Adjustment Factor(2)	9.4% - 9.4% (9.4%)	Increase
Promissory notes	$10,264,951	Discounted Cash Flow	Loss-Adjusted Discounted Rate	9.5% - 11.2% (10.3%)	Decrease
Secured notes	$30,000,000	Discounted Cash Flow	Loss-Adjusted Discounted Rate	12.9% - 12.9% (12.9%)	Decrease
(1) The weighted average range of unobservable inputs is based on fair value of investments.
(2) Market adjustment factor was applied to the NAV provided by the manager of the underlying fund. The adjustment reflects market conditions based on relevant benchmarks and the fund’s historical performance.
The fair value of debt securities is primarily determined using market discount rates. These rates are assessed to ensure the effective yield of each security is consistent with market yields for similar instruments with comparable credit profiles. If the effective yield is materially lower than market yield, the fair value may be adjusted downward.
For certain investments, fair value is derived using recovery analysis, which incorporates third-party commodity pricing, expected recoverable amounts from asset sales or liquidation, and the probability of future events outside management’s control.
For structured debt products, discounted cash flow models are used, with key unobservable inputs including discount rates, default rates, and prepayment rate. Changes in discount rates can significantly impact fair value—higher rates reduce fair value, while lower rates increase it.

Blue Owl Alternative Credit Fund
Notes to Consolidated Condensed Schedule of Investments - Continued
(Unaudited)
Note 4. Commitments and Contingencies
Investment Commitments
From time to time, the Fund may enter into commitments to fund investments in the form of revolving credit, delayed draw, ABF asset, or equity commitments, which require the Fund to provide funding when requested by the underlying investment in accordance with underlying agreements. The Fund had the following outstanding commitments as of September 30, 2025:

As of September 30, 2025
Total unfunded revolving debt commitments	$74,318,853
Total unfunded ABF equity commitments	2,928,623
Total unfunded ABF asset commitments(1)	345,059,123
Total unfunded commitments	$422,306,599
(1) The Fund has entered into forward flow arrangements that require the purchase of certain ABF assets. These unfunded commitments are subject to specified maximum monthly purchase amounts and are not structured as funding-on-demand obligations of the Platform.
As of September 30, 2025, the Fund believed it had adequate financial resources to satisfy the unfunded investment commitments.
Other Commitments and Contingencies
From time to time, the Fund may become a party to certain legal proceedings incidental to the normal course of its business. As of
September 30, 2025, management was not aware of any pending or threatened litigation.